Equity and Capital Management (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Equity and Capital Management [Abstract]
Schedule of equity and capital management
	Issued and fully paid			Additional paid-in capital		Total share capital
	Number of shares	Value US$	Value RMB	Value US$	Value RMB	Value US$	Value RMB
At June 30, 2021, June 30, 2022 and December 31, 2022	41,948,748	39,139	276,523	377,538	2,488,705	416,677	2,765,228

	Issued and fully paid		Additional paid-in capital	Total share capital
Company	Number of shares	Value US$	Value US$	Value US$
At June 30, 2020, June 30, 2021 and June 30, 2022	41,948,748	39,139	377,538	416,677